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MassMutual Global Floating Rate Fund
MassMutual Global Floating Rate Fund
INVESTMENT OBJECTIVE
This Fund seeks a high level of current income.
Preservation of capital is a secondary goal.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 87 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MassMutual Global Floating Rate Fund	Class I	Class Y	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	4.25%		none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	1.00%	[1]	1.00%	[2]
[1]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more (or accounts aggregating $500,000 or more for holders of Class A shares prior to February 1, 2024) may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
[2]	The contingent deferred sales charge on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no contingent deferred sales charge on Class C Shares thereafter.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Global Floating Rate Fund		Class I	Class Y	Class A	Class C
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees		none	none	0.25%	1.00%
Other Expenses	[1]	0.33%	0.40%	0.37%	0.36%
Interest Expense		0.02%	0.02%	0.02%	0.02%
Remainder of Other Expenses		0.31%	0.38%	0.35%	0.34%
Total Annual Fund Operating Expenses		0.98%	1.05%	1.27%	2.01%
Expense Reimbursement		(0.23%)	(0.30%)	(0.27%)	(0.26%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[2]	0.75%	0.75%	1.00%	1.75%
[1]	Other Expenses have been restated to reflect current fees.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings (with the exception of interest and borrowing expenses related to the Fund’s dedicated line of credit), securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.75%, 0.75%, 1.00%, and 1.75% for Classes I, Y, A, and C, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Global Floating Rate Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	77	289	519	1,180
Class Y	77	304	550	1,255
Class A	523	785	1,068	1,871
Class C	278	605	1,059	2,317

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
MassMutual Global Floating Rate Fund | Class C | USD ($)	178	605	1,059	2,317

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in income-producing floating rate debt securities, consisting of floating rate loans, bonds, and notes, issued primarily by North American and Western European companies. For this purpose, debt instruments issued by issuers based in the Channel Islands, Cayman Islands, and Bermuda are considered North American and Western European companies. Such instruments are primarily, at the time of purchase, rated below investment grade (“junk” or “high yield”) by at least one credit rating agency (below Baa3 by Moody’s Investors Service, Inc. or below BBB- by either S&P Global Ratings, a subsidiary of S&P Global, or Fitch Ratings, Inc.) or, if unrated, determined to be of comparable quality by the Fund’s subadviser, Barings LLC (“Barings”), or sub-subadviser, Baring International Investment Limited (“BIIL”).
The Fund may invest in a wide range of incomeproducing floating rate loans, bonds, and notes of issuers based in U.S. and non-U.S. markets, but primarily invests in senior secured loans of North American and Western European corporate issuers that are of below investment grade quality. Under normal market conditions, the Fund allocates its assets among various regions and countries (but in no less than three different countries) and invests at least 40% of its net assets in securities of non-U.S. issuers (or, if less, at least the percentage of net assets that is 5 percentage points less than the percentage of the market-capitalization weighted average of the Credit Suisse Leveraged Loan Index and the Credit Suisse Western European Leveraged Loan Index, represented by non-U.S. issuers). A significant portion of the Fund’s investments in floating rate debt securities is denominated in a currency other than the U.S. dollar. Although the Fund’s investments in non-U.S. dollar denominated assets may be on a currency hedged or unhedged basis, under normal market conditions, the Fund seeks to hedge substantially all of its exposure to non-U.S. currencies. The Fund may at times have significant exposure to one or more industries or sectors.
The Fund seeks to take advantage of inefficiencies between geographies, primarily the North American and Western European loan and other debt markets. For example, the Fund seeks to take advantage of differences in pricing between senior secured loans of an issuer denominated in U.S. dollars and substantially similar senior secured loans of the same issuer denominated in Euros, potentially allowing the Fund to achieve a higher relative return for the same credit risk exposure.
The Fund invests primarily in senior secured loans (consisting of assignments and participations). By purchasing a participation, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a borrower. Participations typically will result in the Fund having a contractual relationship only with the lender and not the borrower. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. The Fund may invest in both floating rate debt instruments and debt instruments that pay a fixed rate of interest; listed and unlisted corporate debt obligations; convertible securities; structured products (consisting of collateralized bond and loan obligations); bank obligations; U.S. government securities; preferred securities and trust preferred securities; unsecured loans; delayed funding loans and revolving credit facilities; when-issued securities, delayed delivery purchases, and forward commitments; zero-coupon bonds, step-up bonds, and payment-in-kind securities; commercial paper; repurchase agreements; and other investment companies. The instruments in which the Fund invests are primarily below investment grade quality, and may include investments in the lowest rating category of the applicable rating agency. The Fund may invest in distressed loans and bonds that are in default at the time of purchase in an effort to protect the Fund’s existing investments in securities of the same issuers. The Fund also may invest in equity securities (consisting of common and preferred stocks, warrants and rights, and limited partnership interests), but invests in such equity investments only for the preservation of capital. The Fund may also use over-the-counter and exchange-traded derivatives for hedging purposes or speculative purposes—as substitutes for investments in securities in which the Fund can invest—provided that, at the time the Fund enters into a derivative transaction, the Fund segregates assets determined to be liquid by Barings or BIIL in accordance with procedures established by the Fund’s Board of Trustees, in an amount at least equal to any payment or delivery obligation of the Fund in connection with such derivative transaction. The Fund’s use of derivatives may consist primarily of total return swaps, options, index swaps or swaps on components of an index, interest rate swaps, credit default swaps, and foreign currency forward contracts and futures. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund may invest in investments of any duration or maturity.
The Fund may borrow up to one-third of its assets (including the amount borrowed) to fund redemptions, post collateral for hedges, or to purchase loans, bonds, or structured products prior to settlement of pending sale transactions.
Securities may be sold when Barings or BIIL believes they no longer represent relatively attractive investment opportunities.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is the successor to the Barings Global Floating Rate Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided in the bar chart and table is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021. The bar chart shows changes in the Fund’s (or Predecessor Fund’s, as applicable) performance from year to year for Class I shares. The table shows how the Fund’s (or Predecessor Fund’s, as applicable) average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and two additional indexes, the Credit Suisse Western European Leveraged Loan Index and a custom index which comprises the market-capitalization weighted average of the Credit Suisse Leveraged Loan Index and the Credit Suisse Western European Leveraged Loan Index (Custom Global Loan Index). Performance for Class A and Class C shares reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class I Shares

Highest Quarter:	2Q ’20,	11.62%	Lowest Quarter:	1Q ’20,	–15.38%

Average Annual Total Returns (for the periods ended December 31, 2023)
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through taxadvantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

Average Annual Returns - MassMutual Global Floating Rate Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class I	13.70%	5.17%	4.17%
Class Y	13.69%	5.15%	4.15%
Class A	8.94%	4.24%	3.55%
Class C	11.60%	4.12%	3.12%
After Taxes on Distributions | Class I	9.63%	2.81%	1.82%
After Taxes on Distributions and Sale of Fund Shares | Class I	7.99%	2.93%	2.11%
Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)	13.04%	5.56%	4.44%
Credit Suisse Western European Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)	14.78%	6.10%	5.28%
Custom Global Loan Index (reflects no deduction for fees, expenses, or taxes)	13.44%	5.68%	4.60%